Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Parenthetical) (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average price of ordinary shares	₩ 31,797	₩ 31,750